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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]; Amendment Number: _____

This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     United States Steel and Carnegie Pension Fund, Inc.
Address:  350 Park Avenue - 17th Floor
          New York, NY 10022-6022

13F File Number: 28-677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report:

Name:   William Donovan
Title:  President
Phone:  212-826-8420

Signature, Place, and Date of Signing:


/s/ William Donovan    New York, NY    May 15, 2013
--------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[_] 13F NOTICE.
[_] 13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                             FORM 13F SUMMARY PAGE

Report Summary:

No Other Managers

Form 13F Information Table Entry Total: 55

Form 13F Information Table Value Total: $5,442,596

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    FORM 13F, LIST OF SECURITIES PURSUANT TO SECTION 13(F) OF THE SECURITY
                             EXCHANGE ACT OF 1934

                                                                            SHARES OR   SHARES     SHARES
                                                               MARKET VALUE PRINCIPAL    SOLE    SOLE VOTING
         NAME OF ISSUER            TITLE OF CLASS CUSIP NUMBER   (X$1000)    AMOUNT   DISCRETION  AUTHORITY
Abbott Laboratories...............                  002824100      83,595   2,366,800 2,366,800   2,366,800
Abb Vie Inc.......................                  00287Y109      85,589   2,098,800 2,098,800   2,098,800
Ametek Inc........................                  031100100      90,041   2,076,600 2,076,600   2,076,600
Amgen Inc.........................                  031162100     138,293   1,349,066 1,349,066   1,349,066
Amphenol Corp.....................                  032095101      97,489   1,305,950 1,305,950   1,305,950
Apple Inc.........................                  037833100      55,952     126,400   126,400     126,400
BB&T Corp.........................                  054937107      42,982   1,369,300 1,369,300   1,369,300
Bank of New York Mellon Corp......                  064058100      57,091   2,039,696 2,039,696   2,039,696
Boeing Co.........................                  097023105      77,415     901,746   901,746     901,746
Caterpillar.......................                  149123101     100,016   1,150,000 1,150,000   1,150,000
Cisco Systems Inc.................                  17275R102      21,104   1,010,000 1,010,000   1,010,000
Coca Cola Co......................                  191216100      49,960   1,235,400 1,235,400   1,235,400
Cognizant Tech Solutions Corp.....                  192446102      75,490     985,240   985,240     985,240
Comcast Corp Cl A Special
 Non-Voting.......................                  20030N200     179,120   4,522,100 4,522,100   4,522,100
Disney Walt Co....................                  254687106     133,120   2,343,670 2,343,670   2,343,670
Discovery Communications C........                  25470F302      84,804   1,219,500 1,219,500   1,219,500
Direct TV Com.....................                  25490A309      64,658   1,142,572 1,142,572   1,142,572
Dover Corp........................                  260003108      81,626   1,120,000 1,120,000   1,120,000
DuPont E.I. de Nemours............                  263534109      55,059   1,120,000 1,120,000   1,120,000
Exxon Mobil Corp..................                  30231G102     184,956   2,052,558 2,052,558   2,052,558
General Electric Co...............                  369604103      97,146   4,201,824 4,201,824   4,201,824
Glaxosmithkline Spnsrd ADR........                  37733W105      73,916   1,575,700 1,575,700   1,575,700
Google Inc........................                  38259P508      88,032     110,845   110,845     110,845
Hubbell Inc. Class B..............                  443510201      35,835     369,011   369,011     369,011
Intel Corp........................                  458140100      76,575   3,507,003 3,507,003   3,507,003
International Paper Co............                  460146103     107,968   2,317,900 2,317,900   2,317,900
JP Morgan Chase & Co..............                  46625H100      82,770   1,744,000 1,744,000   1,744,000
Johnson & Johnson.................                  478160104     164,829   2,021,700 2,021,700   2,021,700
Liberty Global Inc................                  530555101     133,107   1,813,938 1,813,938   1,813,938
Liberty Interactive Corp Series A.                  53071M104     144,305   6,752,704 6,752,704   6,752,704
Liberty Ventures Series A Com.....                  53071M880      25,802     341,380   341,380     341,380
Liberty Media Corporation.........                  531229102      65,421     586,052   586,052     586,052
Mccormick & Co Inc Com Non Vtg....                  579780206      46,812     636,460   636,460     636,460
Mcdonald's Corp...................                  580135101      68,110     683,219   683,219     683,219
Merck & Co Inc....................                  58933Y105      77,453   1,752,336 1,752,336   1,752,336
Microsoft Corp....................                  594918104     117,603   4,111,270 4,111,270   4,111,270
Monster Beverage Corp Co..........                  611740101      46,354     970,978   970,978     970,978
Nike Inc..........................                  654106103     142,804   2,420,000 2,420,000   2,420,000
Novartis ADR......................                  66987V109     129,749   1,821,300 1,821,300   1,821,300
Pepsico Inc.......................                  713448108      95,262   1,204,166 1,204,166   1,204,166
Pfizer Inc........................                  717081103     103,188   3,575,461 3,575,461   3,575,461
Philip Morris.....................                  718172109     122,887   1,325,496 1,325,496   1,325,496
Praxair...........................                  74005P104      82,093     736,000   736,000     736,000
QUALCOMM Inc......................                  747525103      33,537     501,000   501,000     501,000
QUALCOMM Inc......................                747525103BW      27,445     410,000   410,000     410,000
Royal Dutch Shell Spnsrd ADR......                  780259206     143,830   2,207,337 2,207,337   2,207,337
SPDR Trust Series 1...............                  78462F103     345,855   2,207,539 2,207,539   2,207,539
Schlumberger Ltd..................                  806857108     145,234   1,939,298 1,939,298   1,939,298
Spectra Energy Corp...............                  847560109     111,910   3,639,350 3,639,350   3,639,350
State Street Corp.................                  857477103     141,970   2,402,600 2,402,600   2,402,600
US Bancorp........................                  902973304      83,402   2,458,067 2,458,067   2,458,067
UnitedHealth Group Inc............                  91324P102     107,355   1,876,500 1,876,500   1,876,500
Wal-Mart Stores Inc...............                  931142103     101,922   1,362,053 1,362,053   1,362,053
Weingarten Realty Investors.......                  948741103     168,376   5,336,801 5,336,801   5,336,801
Wells Fargo & Co..................                  949746101     145,377   3,930,160 3,930,160   3,930,160
TOTAL MARKET VALUE--PENSION PLAN
 SECURITIES......................................          55   5,442,596